Related Party Transactions (Details Textual)	9 Months Ended			9 Months Ended						12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Sonoro Energy Ltd [Member]	Jul. 27, 2012 Sonoro Energy Ltd [Member] CAD	Sep. 30, 2012 Former President [Member] USD ($)	Sep. 30, 2012 President [Member] USD ($)	Jun. 11, 2012 President [Member] USD ($)	Jun. 11, 2012 President [Member] CAD	Dec. 31, 2011 President [Member] USD ($)	Oct. 31, 2011 President [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)
Repayments of Related Party Debt				$ 42,000
Convertible Debt						195,100
Convertible Debt, Fair Value Disclosures							200,000
Debt Instrument, Maturity Date					Jun. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage						10.00%	10.00%
Proceeds from issuance of convertible notes payable	500,000				500,000
Convertible Price Determination	500,000
Debt Instrument Term		2 years
Convertible Debt Principal Amount			250,000
Amount Contributed For Additional Working Capital								42,000	42,000
Proceeds from Related Party Debt										$ 327,578	$ 207,472